Consolidated Statements Of Comprehensive Income - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Revenues
Revenues	$ 490,071	$ 414,197	$ 275,478
Cost of revenues
Cost of revenues	(406,957)	(324,600)	(200,362)
Gross profit	83,114	89,597	75,116
Operating expenses
Selling and marketing expenses	(24,038)	(25,728)	(22,215)
General and administrative expenses	(22,627)	(24,516)	(8,717)
Research and development expenses	(1,426)	0	0
Total operating expenses	(48,091)	(50,244)	(30,932)
Operating income	35,023	39,353	44,184
Interest expense	(568)	(309)	(46)
Interest income	472	537	58
Foreign currency exchange gains (losses), net	(4,854)	(2,012)	1,023
Government grants	1,085	0	0
Others, net	6	156	56
Income before income taxes	31,164	37,725	45,275
Income tax expense	(7,192)	(8,468)	(7,820)
Net income	23,972	29,257	37,455
Accretion of Redeemable Convertible Preferred Shares	(941)	(1,500)	(152)
Net income attributable to ordinary shareholders	23,031	27,757	37,303
Other comprehensive income (loss)
Foreign currency translation adjustment, net of nil income taxes	969	123	(364)
Total other comprehensive income (loss)	969	123	(364)
Comprehensive Income	$ 24,941	$ 29,380	$ 37,091
Net income per ordinary share
Net income per ordinary share, Basic	$ 0.6	$ 0.88	$ 1.36
Net income per ordinary share, Diluted	$ 0.6	$ 0.88	$ 1.36
Weighted average number of ordinary shares outstanding used in computing net income per ordinary share
Weighted average number of ordinary shares outstanding used in computing net income per ordinary share, Basic	24,412,314	10,248,079	9,495,844
Weighted average number of ordinary shares outstanding used in computing net income per ordinary share, Diluted	24,412,314	10,248,079	9,495,844
Service [Member]
Revenues
Revenues	$ 140,628	$ 98,332	$ 60,130
Cost of revenues
Cost of revenues	(120,102)	(84,723)	(37,147)
Product [Member]
Revenues
Revenues	349,443	315,865	215,348
Cost of revenues
Cost of revenues	$ (286,855)	$ (239,877)	$ (163,215)